INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Taxes [Abstract]
Disclosure of deferred taxes [Table Text Block]
Mexico operations	December 31,	December 31,
Deferred tax derived from income tax	2025	2024

Deferred income tax assets:
Tax loss carryforwards	$14.0	$6.6
Working capital	17.4	5.0
Deferred income tax liabilities:
Inventories	(4.3)	(5.2)
Mineral properties, plant and equipment	(32.6)	(13.5)
Convertible note	(29.6)	-
Deferred income tax assets (liabilities), net	$(35.1)	$(7.1)
Mexico operations	December 31,	December 31,
Deferred tax derived from special mining duty	2025	2024

Deferred income tax assets (liabilities):
Working capital	$0.4	$(0.5)
Mineral properties, plant and equipment	(1.5)	(2.7)
Deferred income tax assets (liabilities), net	$(1.1)	$(3.2)

Disclosure of detailed information about effective income tax expense [Table Text Block]
	Years ended
	December 31,	December 31,
	2025	2024

Current income tax expense:
Current income tax expense in respect of current year	$27.5	$7.9
Special mining duty	9.1	5.0
Deferred income tax expense (recovery):
Deferred tax expense recognized in the current year	2.8	5.1
Special mining duty	(2.1)	0.6
Adjustments recognized in the current year in relation to prior years years	(5.0)	(2.8)
Recognition of previously unrecognized losses	(18.2)	(6.3)
Total income tax expense	$14.2	$9.5

Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates [Table Text Block]
	December 31,	December 31,
	2025	2024

Canadian statutory tax rates	27.00%	27.00%

Income tax expense computed at Canadian statutory rates	$(28.3)	$(5.9)
Foreign tax rates different from statutory rate	(3.9)	1.5
Foreign exchange	46.3	1.3
Inflationary adjustment	9.2	1.2
Other non-deductible items	0.2	0.7
Special mining duty Mexican tax	6.8	5.2
Adjustments recognized in the current year in relation to prior years	(5.0)	(2.8)
Current year losses not recognized	7.1	14.6
Recognition of previously unrecognized losses	(18.2)	(6.3)
Income tax expense	$14.2	$9.5

Disclosure of deferred tax assets not recognized [Table Text Block]
	December 31,	December 31,
	2025	2024

Non-capital losses	$185.8	$213.6
Capital losses	-	31.3
Derivative liabilities	103.3	-
Exploration pools and others	56.1	26.3

Disclosure of detailed information non-capital tax losses available for carryforward expiry by jurisdiction [Table Text Block]
	Loss Carry Forward	December 31,	December 31,
	Expiry	2025	2024

Mexico tax loss carry forward	2026-2035	$160.1	$178.9
Canada tax loss carry forward	2035-2044	15.9	13.5
Chile tax loss carry forward	No expiration	23.5	21.2
Capital losses		33.0	31.3